Fair value measurements - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Line Items]
Vessel impairment loss	$ 0	$ 303,219	$ 62,020
Star Ypsilon
Fair Value Measurements [Line Items]
Vessel value		11,152
Vessel impairment loss			30,754
Star Sigma
Fair Value Measurements [Line Items]
Vessel value	8,354
Vessel impairment loss		3,205	31,266
Star Cosmo
Fair Value Measurements [Line Items]
Vessel impairment loss		45,838
Star Delta
Fair Value Measurements [Line Items]
Vessel impairment loss		35,836
Star Epsilon
Fair Value Measurements [Line Items]
Vessel impairment loss		36,756
Star Gamma
Fair Value Measurements [Line Items]
Vessel impairment loss		36,033
Star Kappa
Fair Value Measurements [Line Items]
Vessel impairment loss		39,115
Star Omicron
Fair Value Measurements [Line Items]
Vessel impairment loss		39,841
Star Theta
Fair Value Measurements [Line Items]
Vessel impairment loss		36,784
Star Zeta
Fair Value Measurements [Line Items]
Vessel impairment loss		29,811
Significant Other Observable Inputs (Level 2)
Fair Value Measurements [Line Items]
Vessel value		123,500	25,500
Significant Other Observable Inputs (Level 2) | Star Ypsilon
Fair Value Measurements [Line Items]
Vessel value			11,500
Significant Other Observable Inputs (Level 2) | Star Sigma
Fair Value Measurements [Line Items]
Vessel value		9,000	14,000
Significant Other Observable Inputs (Level 2) | Star Cosmo
Fair Value Measurements [Line Items]
Vessel value		14,000
Significant Other Observable Inputs (Level 2) | Star Delta
Fair Value Measurements [Line Items]
Vessel value		12,000
Significant Other Observable Inputs (Level 2) | Star Epsilon
Fair Value Measurements [Line Items]
Vessel value		13,000
Significant Other Observable Inputs (Level 2) | Star Gamma
Fair Value Measurements [Line Items]
Vessel value		14,000
Significant Other Observable Inputs (Level 2) | Star Kappa
Fair Value Measurements [Line Items]
Vessel value		13,500
Significant Other Observable Inputs (Level 2) | Star Omicron
Fair Value Measurements [Line Items]
Vessel value		17,750
Significant Other Observable Inputs (Level 2) | Star Theta
Fair Value Measurements [Line Items]
Vessel value		15,000
Significant Other Observable Inputs (Level 2) | Star Zeta
Fair Value Measurements [Line Items]
Vessel value		$ 15,250